Basis of preparation	9 Months Ended
Sep. 30, 2023
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated interim financial statements for the three and nine months ended September 30, 2023 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the IASB and as adopted by the European Union. They do not include all the information required for a complete set of IFRS financial statements. The financial information consolidates the Nomad Foods Limited and the subsidiaries it controls and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Nomad’s financial position and performance since the last annual consolidated financial statements. Therefore, the unaudited condensed consolidated interim financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2022, which have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IASB") and as adopted by the European Union (“IFRS”).
These unaudited condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on November 6, 2023.
The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2022, except for taxes on income. Taxes on income are provided for based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The preparation of our consolidated interim financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as supply chain disruptions, high inflation and the ongoing conflict between Ukraine and Russia. Actual results could differ from these estimates. The Directors, at the time of approving these interim financial statements, have a reasonable expectation that the Company has adequate resources to continue in operational existence for at least 12 months from the date of signing these interim financial statements given the cash funds available and the current forecast cash flows. In preparing cash flow forecasts, management considers severe but plausible downside scenarios taking into consideration the Company's key risks, including the current economic climate, which may adversely impact the Company. Having considered these risks the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these interim financial statements.

Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021, the IASB issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. With a view to reducing diversity in reporting, the amendments will clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Upon consideration of the impact of the amendments, there has been no impact on our financial performance or financial position.
Change in the functional currency of a foreign operation
The functional currency of our entities in Croatia changed from the Croatian Kuna to the Euro on January 1, 2023, when Croatia adopted the Euro as its currency. Assets and liabilities were converted using the official rate of exchange on this date, which was €1:HRK7.53450. The resulting converted amounts will be used as the historical cost for non-monetary items. Exchange differences arising from the translation of the entities into Euro before the change in functional currency were recognized in other comprehensive income. The cumulative translation difference at December 31, 2022 was €0.2 million and this will remain in the translation reserve.